Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Common Stock [Member]	Retained Earnings [Member] Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock [Member]	Preferred Stock [Member]	Total
Balance, at Dec. 31, 2009		$ 144,307		$ 90,994	$ 26,028			$ (114,016)	$ 18,721			$ 166,034
Balance, (in Shares) at Dec. 31, 2009		5,772,274		29,624,910
Comprehensive earnings:
Net earnings								47,900				47,900
Other comprehensive earnings									14,360			14,360
Other comprehensive earnings attributable to NCI									(842)			(842)
NCI share of earnings								(15,420)				(15,420)
NCI redemption increment								(18,916)				(18,916)
Subsidiaries’ equity transactions					(31)							(31)
Subordinate Voting Shares:
Stock option expense					2,575							2,575
Stock options exercised				6,404	(1,853)							4,551
Stock options exercised (in Shares)				311,950
Tax benefit on options exercised					63							63
Issued for purchase of NCI				9,075								9,075
Issued for purchase of NCI (in Shares)				381,414
Preferred Shares:
Dividends								(10,101)				(10,101)
Balance, at Dec. 31, 2010		144,307		106,473	26,782			(110,553)	32,239			199,248
Balance, (in Shares) at Dec. 31, 2010		5,772,274		30,318,274
Comprehensive earnings:
Net earnings								101,743				101,743
Other comprehensive earnings									(4,185)			(4,185)
Other comprehensive earnings attributable to NCI									171			171
NCI share of earnings								(14,692)				(14,692)
NCI redemption increment								(12,941)				(12,941)
Subsidiaries’ equity transactions					310							310
Subordinate Voting Shares:
Stock option expense					2,335							2,335
Stock options exercised				7,112	(1,922)							5,190
Stock options exercised (in Shares)				262,750
Tax benefit on options exercised					465							465
Purchased for cancellation	(3,746)		(2,764)			(17,544)				(20,308)	(3,746)
Purchased for cancellation (in Shares)	(149,640)		(639,770)
Preferred Shares:
Dividends								(9,971)				(9,971)
Balance, at Dec. 31, 2011		140,561		110,821	27,970			(63,958)	28,225			243,619
Balance, (in Shares) at Dec. 31, 2011		5,622,634		29,941,254
Comprehensive earnings:
Net earnings								40,933				40,933
Other comprehensive earnings									5,976			5,976
Other comprehensive earnings attributable to NCI									394			394
NCI share of earnings								(13,952)				(13,952)
NCI redemption increment								(21,131)				(21,131)
Subsidiaries’ equity transactions					607							607
Subordinate Voting Shares:
Stock option expense					3,169							3,169
Stock options exercised				9,098	(2,165)							6,933
Stock options exercised (in Shares)				363,850
Tax benefit on options exercised					200							200
Purchased for cancellation	(9,799)		(1,098)			(6,216)	(97)			(7,314)	(9,896)
Purchased for cancellation (in Shares)	(392,000)		(235,000)
Preferred Shares:
Dividends								(9,603)				(9,603)
Balance, at Dec. 31, 2012		$ 130,762		$ 118,821	$ 29,781			$ (74,024)	$ 34,595			$ 239,935
Balance, (in Shares) at Dec. 31, 2012		5,230,634		30,070,104